Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Financial liabilities measured at fair value on recurring basis	$ 41,097,000	$ 15,965,891	$ 2,813,260
Underwriter Warrant Liability
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Financial liabilities measured at fair value on recurring basis	7,674,000	2,745,891	1,053,260
Preferred Stock Warrant Liability
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Financial liabilities measured at fair value on recurring basis		13,080,000	400,000
Conversion Feature And Put Option
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Financial liabilities measured at fair value on recurring basis			1,360,000
Embedded Put Option
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Financial liabilities measured at fair value on recurring basis	808,000	140,000
Deerfield Warrant Liability
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Financial liabilities measured at fair value on recurring basis	32,615,000	12,560,000
2013 Warrant Liability
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Financial liabilities measured at fair value on recurring basis		520,000
Significant Unobservable Inputs (Level 3)
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Financial liabilities measured at fair value on recurring basis	41,097,000	15,965,891	2,813,260
Significant Unobservable Inputs (Level 3) | Underwriter Warrant Liability
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Financial liabilities measured at fair value on recurring basis	7,674,000	2,745,891	1,053,260
Significant Unobservable Inputs (Level 3) | Preferred Stock Warrant Liability
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Financial liabilities measured at fair value on recurring basis		13,080,000	400,000
Significant Unobservable Inputs (Level 3) | Conversion Feature And Put Option
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Financial liabilities measured at fair value on recurring basis			$ 1,360,000
Significant Unobservable Inputs (Level 3) | Embedded Put Option
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Financial liabilities measured at fair value on recurring basis	808,000	140,000
Significant Unobservable Inputs (Level 3) | Deerfield Warrant Liability
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Financial liabilities measured at fair value on recurring basis	$ 32,615,000	12,560,000
Significant Unobservable Inputs (Level 3) | 2013 Warrant Liability
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Financial liabilities measured at fair value on recurring basis		$ 520,000